INCOME TAXES (Israel and International Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ 17,363	$ 15,868	$ 12,297
Foreign (mainly US)	1,026	2,328	3,855
Income tax expenses (tax benefits)	18,389	18,196	16,152
Current and deferred:
Current	24,845	32,323	19,311
Deferred	(6,456)	(14,127)	(3,159)
Income tax expenses (tax benefits)	$ 18,389	$ 18,196	$ 16,152